Other Liabilities	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Other Liabilities
Note 14: Other Liabilities
Acceptances
Acceptances represent a form of negotiable short-term debt that is issued by our customers, which we guarantee for a fee. The fees earned are recorded in non-interest
revenue, lending fees in our Consolidated Statement of Income over the term of the acceptance. The amount potentially due under acceptances is recorded in other liabilities in our Consolidated Balance Sheet. We record the bank’s equivalent claim against our customers in the event of a call on these commitments in other assets in our Consolidated Balance Sheet
.
Securities Lending and Borrowing
Securities lending and borrowing transactions are generally collateralized by securities or cash. Cash advanced or received as collateral is recorded in securities borrowed or purchased under resale agreements, or other liabilities, securities lent or sold under repurchase agreements, respectively. Interest earned on cash collateral is recorded in interest, dividend and fee income in our Consolidated Statement of Income, and interest expense on cash collateral is recorded in interest expense, other liabilities, in our Consolidated Statement of Income. The transfer of the securities to counterparties is only reflected in our Consolidated Balance Sheet if the risks and rewards of ownership have also been transferred. Securities borrowed are not recognized in our Consolidated Balance Sheet unless they are then sold to third parties, in which case the obligation to return the securities is recorded at fair value in securities sold but not yet purchased, with any gains or losses recorded in non-interest
revenue, trading revenues.
Securities Sold But Not Yet Purchased
Securities sold but not yet purchased represent our obligations to deliver securities that we did not own at the time of sale. These obligations are recorded at their fair value. Adjustments to the fair value as at the balance sheet date and gains and losses on the settlement of these obligations are recorded in trading revenues in our Consolidated Statement of Income.
Securitization and Structured Entities’ Liabilities
Securitization and structured entities’ liabilities include notes issued by our consolidated bank securitization vehicles and liabilities associated with the securitization of our Canadian mortgage loans as part of the Canada Mortgage Bond program, the National Housing Act Mortgage-Backed Securities program and our own programs. Additional information on our securitization programs and associated liabilities is provided in Notes 6 and 7. These liabilities are initially measured at fair value plus any directly attributable costs and are subsequently measured at amortized cost. The interest expense related to these liabilities is recorded in interest expense, other liabilities, in our Consolidated Statement of Income.
Other
The components of other within other liabilities are as follows:

(Canadian $ in millions)	2021	2020
Accounts payable, accrued expenses and other items	9,444	8,208
Accrued interest payable	960	1,359
Allowance for credit losses on off-balance sheet items	394	511
Cash collateral	6,733	6,596
Insurance-related liabilities	12,845	12,441
Lease liabilities (1)	2,743	2,409
Other employee future benefits liability (Note 21)	1,094	1,147
Payable to brokers, dealers and clients	3,413	2,969
Pension liability (Note 21)	138	553
Total	37,764	36,193

(1)	Effective November 1, 2019, we adopted IFRS 16 Leases, recognizing the cumulative effect of adoption in opening retained earnings with no changes to prior periods (Note 1).
Insurance-Related Liabilities
We are engaged in insurance businesses related to life insurance, annuities, which includes pension risk, accident and sickness, creditor insurance, and reinsurance. We designate the obligation related to certain investment contracts in our insurance business at fair value through profit or loss, which eliminates a measurement inconsistency that would otherwise arise from measuring the investment contract liabilities and offsetting changes in the fair value of the investments supporting them on a different basis. The change in fair value of these investment contract liabilities is recorded in insurance claims, commissions and changes in policy benefit liabilities with the exception of changes in our own credit risk recognized in other comprehensive income. The impact of changes in our own credit risk is measured based on movements in our own credit spread year over year. Changes in the fair value of investments backing these investment contract liabilities are recorded in non-interest
revenue, insurance revenue.
The following table presents fair value and changes in fair value in our investment contract liabilities.

(Canadian $ in millions)	Fair value	Notional amount due at contractual maturity	Change in fair value recorded in the Consolidated Statement of Income	Change in fair value due to own credit risk recorded in OCI (before tax)	Cumulative change in fair value due to own credit risk recognized in AOCI (before tax)

As at October 31, 2021	1,046	1,526	(81)	(26)	(72)
As at October 31, 2020	1,168	1,594	88	(12)	(46)
Insurance claims and policy benefit liabilities represent current claims and estimates of future insurance policy benefit liabilities. Liabilities for life insurance contracts are determined using the Canadian Asset Liability Method, which incorporates best-estimate assumptions for mortality, morbidity, policy lapses, surrenders, future investment yields, policy dividends, administration costs and margins for adverse deviation. These assumptions are reviewed at least annually and updated to reflect actual experience and market conditions.
A reconciliation of the change in insurance-related liabilities is as follows:

(Canadian $ in millions)	2021	2020
Insurance-related liabilities, beginning of year	12,441	11,581
Increase (decrease) in life insurance policy benefit liabilities from:
New business	765	476
In-force policies	(306)	182
Changes in actuarial assumptions and methodology	(72)	(58)
Foreign currency	(2)	–
Net increase in life insurance policy benefit liabilities	385	600
Change in other insurance-related liabilities	19	260
Insurance-related liabilities, end of year	12,845	12,441
Reinsurance
In the ordinary course of business, our insurance subsidiaries reinsure risks to other insurance and reinsurance companies in order to provide greater diversification, limit loss exposure to large risks, and provide additional capacity for future growth. These ceding reinsurance arrangements do not relieve our insurance subsidiaries of their direct obligation to the insured parties. We evaluate the financial condition of the reinsurers and monitor their credit ratings to minimize our exposure to losses from reinsurer insolvency
.
Reinsurance premiums ceded are recorded net against direct premium income and are included in non-interest
revenue, insurance revenue, in our Consolidated Statement of Income for the years ended October 31, 2021, 2020 and 2019, as shown in the table below:

(Canadian $ in millions)	2021	2020	2019
Direct premium income	2,050	1,582	1,944
Ceded premiums	(408)	(154)	(158)
	1,642	1,428	1,786
Lease Liabilities
Beginning November 1, 2019, when we enter into leases we record lease liabilities representing the present value of future lease payments over the lease term. Interest expense recorded on lease liabilities for the year ended October 31, 2021 was $56 million ($53 million in 2020). Total cash outflow for lease liabilities for the year ended October 31, 2021 was $383 million ($384 million in 2020). Variable lease payments (for example maintenance, utilities and property taxes) not included in the measurement of lease liabilities for the year ended October 31, 2021 w ere
 $236 million ($219 million in

2020).
The maturity profile of our undiscounted lease liabilities is
 $344 million for 2022, $325
million for 2023, $315 million for 2024,

$287
million for 2025,
$252
million for 2026 and
$1,600
million for 2027 and thereafter.